Research and development cost (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure of Breakdown of Research and Development Expense
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Research and development expenditures incurred during the year	1,110,369	1,090,424	1,124,262
Amount capitalized	(164,127)	(158,246)	(200,512)
Amortization of capitalized development costs	149,776	152,542	167,926

Total	1,096,019	1,084,721	1,091,675